Income Taxes (Roll-forward of Unrecognized Tax Benefits) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Operating Loss Carryforwards [Line Items]
Total unrecognized tax benefits at beginning of fiscal year	¥ 3,374	¥ 12,323	¥ 2,345
Gross amount of increases related to positions taken during prior years	455	199	9,550
Gross amount of increases related to positions taken during the current year	524	328	330
Amount of decreases related to settlements		(9,420)
Foreign exchange translation	48	(56)	98
Total unrecognized tax benefits at end of fiscal year	¥ 4,401	¥ 3,374	¥ 12,323